March 23, 2007

Supplement

SUPPLEMENT DATED MARCH 23, 2007 TO THE PROSPECTUS OF
MORGAN STANLEY STRATEGIST FUND
Dated November 30, 2006

The second, third and fourth paragraphs of the section of the Fund’s Prospectus titled ‘‘The Fund — Fund Management’’ is hereby deleted and replaced with the following:

The Fund is managed within the Domestic Asset Allocation and Taxable Fixed Income teams. The teams each consist of portfolio managers and analysts. Current members of the teams jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are Mark A. Bavoso, W. David Armstrong and Steven K. Kreider, each a Managing Director of the Investment Adviser, and Stefania A. Perrucci, an Executive Director of the Investment Adviser.

Mr. Bavoso has been associated with the Investment Adviser in an investment management capacity since March 1986 and began managing the Fund in January 1994. Mr. Armstrong has been associated with the Investment Adviser in an investment management capacity since February 1998 and began managing the Fund in January 2005. Mr. Kreider has been associated with the Investment Adviser in an investment management capacity since February 1988 and began managing the Fund in March 2007. Ms. Perrucci has been associated with the Investment Adviser in an investment management capacity since September 2000 and began managing the Fund in January 2005.

Mr. Bavoso is the lead manager of the Fund. Messrs. Armstrong and Kreider and Ms. Perrucci are responsible for specific sectors and for the day-to-day management of the fixed-income portion of the Fund. All team members collaborate to manage the assets of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SRTSPT

March 23, 2007

Supplement

SUPPLEMENT DATED MARCH 23, 2007 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY STRATEGIST FUND
Dated November 30, 2006

The following information is hereby added to the section of the Fund’s Statement of Additional Information entitled ‘‘V. Investment Advisory and Other Services — G. Fund Management — Other Accounts Managed by the Portfolio Managers’’:

As of March 15, 2007, Steven K. Kreider managed twenty-four registered investment companies with a total of approximately $29.7 billion in assets; no pooled investment vehicles; and no other accounts.

The following information is hereby added to the Fund’s Statement of Additional Information entitled ‘‘V. Investment Advisory and Other Services — G. Fund Management — Securities Ownership of Portfolio Managers’’:

As of March 15, 2007, Steven K. Kreider did not own any securities in the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.